U.S. Initial Public Offering on Nasdaq (Details) - Schedule of gross proceeds received ₪ in Thousands	Jun. 30, 2022 ILS (₪)
Schedule Of Gross Proceeds Received Abstract
Derivative warrant liability	₪ 3,947	[1]
Pre-funded warrant and ADS	39,494
Total gross consideration	₪ 43,441

[1]	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.